UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President and Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz   Chicago, Illinois    8/10/04
-------------------------  ------------------  -----------
       (Signature)             (City/State)       (Date)

Report Type (Check only one.):

[   ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[ X ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number               Name
---------------               ---------------------------
028-01190                     Frank Russell Company




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            63

Form 13F Information Table Value Total:   $11,809,483
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


                                         FORM 13F INFORMATION TABLE

                                      INSTITUTIONAL CAPITAL CORPORATION
                                                   FORM 13F
                                                   30-Jun-04
                                                                                           Voting Authority
                                                                                        ----------------------

                               Title
                                of                Value    Shares/  Sh/ Put/ Invstmt Otr
Name of Issuer                 class  CUSIP     (x$1000)   Prn Amt  Prn Call Dscretn Mgr     Sole   Shrd  None
-----------------------        ----- ---------  --------   -------  --- ---- ------- ---   -------- ---- -------
ABN Amro Holding ADR           COM   000937102    10,656    483,250  SH      Sole           483,250
Archer Daniels Midland Co.     COM   039483102   136,422  8,130,050  SH      Sole         7,523,450      606,600
Aventis ADR                    COM   053561106   303,295  3,987,050  SH      Sole         3,700,650      286,400
BASF AG ADR                    COM   055262505    10,592    196,700  SH      Sole           196,700
BP Plc                         COM   055622104   243,379  4,543,192  SH      Sole         4,257,042      286,150
Bank of America Corp.          COM   060505104   590,473  6,977,937  SH      Sole         6,459,687      518,250
Baxter International Inc.      COM   071813109   187,679  5,438,400  SH      Sole         5,020,700      417,700
BellSouth Corp.                COM   079860102   293,581 11,196,825  SH      Sole        10,357,625      839,200
Cendant Corp.                  COM   151313103   396,614 16,201,547  SH      Sole        14,993,647    1,207,900
Citigroup Inc.                 COM   172967101   536,962 11,547,561  SH      Sole         10,689,700     857,861
Clear Channel Communications   COM   184502102   290,600  7,864,687  SH      Sole         7,277,487      587,200
Clorox Co.                     COM   189054109   106,404  1,978,496  SH      Sole         1,829,246      149,250
Comcast Corp Cl A              COM   20030N101   250,076  8,921,726  SH      Sole         8,253,777      667,949
ConocoPhillips                 COM   20825C104   412,931  5,412,646  SH      Sole         5,016,483      396,163
Corinthian Colleges Inc.       COM   218868107    39,119  1,581,200  SH      Sole         1,461,400      119,800
Credit Suisse Group ADR        COM   225401108    10,206    285,000  SH      Sole           285,000
Deere & Co.                    COM   244199105   178,832  2,549,650  SH      Sole         2,360,850      188,800
Dominion Resources Inc.        COM   25746U109   177,108  2,807,675  SH      Sole         2,595,175      212,500
DuPont (EI) DeNemours          COM   263534109   210,334  4,735,123  SH      Sole         4,367,673      367,450
E.ON AG Sponsored ADR          COM   268780103    10,678    147,300  SH      Sole           147,300
ENI SPA Sponsored ADR          COM   26874R108     9,934     99,000  SH      Sole            99,000
Entergy Corp.                  COM   29364G103   352,963  6,301,792  SH      Sole         5,841,992      459,800
Exxon Mobil Corporation        COM   30231G102   205,270  4,622,150  SH      Sole         4,280,550      341,600
Fannie Mae                     COM   313586109   208,846  2,926,650  SH      Sole         2,704,550      222,100
Fortum OYJ                     COM    5579550      8,957    701,100  SH      Sole           701,100
Gannett Inc.                   COM   364730101   167,536  1,974,495  SH      Sole         1,824,349      150,146
General Electric Co.           COM   369604103   306,807  9,469,350  SH      Sole         8,742,900      726,450
GlaxoSmithKline PLC ADR        COM   37733W105   379,927  9,163,700  SH      Sole         8,504,850      658,850
Goldman Sachs Group Inc.       COM   38141G104   207,219  2,200,711  SH      Sole         2,034,711      166,000
Groupe Bruxelles Lambert SA Or COM    7097328     10,470    163,750  SH      Sole           163,750
Hewlett Packard Co.            COM   428236103   146,114  6,924,838  SH      Sole         6,402,324      522,514
IAC/InterActive Corp.          COM   44919P102    59,085  1,960,350  SH      Sole         1,810,700      149,650
ING Groep N V ADR              COM   456837103    10,738    453,100  SH      Sole           453,100
International Business Machine COM   459200101   254,632  2,888,625  SH      Sole         2,677,925      210,700
Investor AB Ord Shrs           COM    5679591     10,528  1,029,650  SH      Sole         1,029,650
JP Morgan Chase & Co.          COM   46625H100   392,352 10,120,000  SH      Sole         9,374,000      746,000
Lowes Cos Inc.                 COM   548661107   101,099  1,923,867  SH      Sole         1,780,367      143,500
MBNA Corp.                     COM   55262L100   204,726  7,938,195  SH      Sole         7,346,045      592,150
Marathon Oil Corp.             COM   565849106   242,889  6,418,848  SH      Sole         5,904,241      514,607
Masco Corp.                    COM   574599106   163,936  5,257,735  SH      Sole         4,861,585      396,150
MetLife Inc.                   COM   59156R108   215,153  6,001,467  SH      Sole         5,552,508      448,959
Microsoft Corp.                COM   594918104   313,000 10,959,400  SH      Sole        10,134,050      825,350
Morgan Stanley                 COM   617446448   310,350  5,881,177  SH      Sole         5,451,077      430,100
Motorola Inc.                  COM   620076109   101,427  5,557,665  SH      Sole         5,138,565      419,100
Nestle SA Sponsored Reg ADR    COM   641069406    10,141    152,100  SH      Sole           152,100
Occidental Petroleum           COM   674599105   205,273  4,240,310  SH      Sole         3,895,310      345,000
Pepsico Inc.                   COM   713448108   208,955  3,878,148  SH      Sole         3,578,228      299,920
Pfizer Inc.                    COM   717081103   247,701  7,225,814  SH      Sole         6,696,464      529,350
Philips Electronics N V        COM   500472303   319,691 11,753,354  SH      Sole        10,909,706      843,648
Public Service Enterprise Grou COM   744573106   238,148  5,949,249  SH      Sole         5,503,149      446,100
R R Donnelley & Sons Co.       COM   257867101    97,132  2,941,600  SH      Sole         2,716,950      224,650
Royal Bank of Scotland Group O COM    0754783     16,997    590,100  SH      Sole           590,100
St Paul Travelers Cos Inc.     COM   792860108   338,478  8,349,239  SH      Sole         7,693,336      655,903
Staples Inc.                   COM   855030102   142,096  4,848,022  SH      Sole         4,482,222      365,800
Target Corp.                   COM   87612E106   141,992  3,343,337  SH      Sole         3,099,296      244,041
Telecom Italia Spa ADR         COM   87927Y102    13,805    441,200  SH      Sole           441,200
Tesco PLC Ord Shrs             COM    0884709     10,236  2,119,700  SH      Sole         2,119,700
Time Warner Inc.               COM   887317105   178,090 10,130,250  SH      Sole         9,368,350      761,900
Total S.A. ADR                 COM   89151E109    10,487    109,150  SH      Sole           109,150
Tyco International Ltd.        COM   902124106   287,519  8,675,899  SH      Sole         8,021,399      654,500
UBS AG ADR                     COM   H8920M855     9,984    140,500  SH      Sole           140,500
Waste Management Inc.          COM   94106L109   209,649  6,840,100  SH      Sole         6,342,150      497,950
Wells Fargo and Co.            COM   949746101   343,210  5,997,033  SH      Sole         5,557,683      439,350

REPORT SUMMARY                   63          11,809,483